Mainland China Contribution Plan - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2018 CNY (¥)
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Contributions for employee benefits	¥ 18,823	$ 2,693	¥ 16,799	¥ 12,972